Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Loans Receivable, Net and Allowance for Loan Losses
Note 8 - Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows:

	December 31, 2013	December 31, 2012
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$8,900	$10,272
Non-owner occupied	43,489	35,118
Total one-to-four family residential	52,389	45,390

Multi-family (five or more) residential	6,023	3,315
Commercial real estate	25,863	18,694
Commercial lines of credit	1,880	1,901
Construction	16,038	9,765
Home equity loans	5,682	6,029
Total real estate loans	107,875	85,094

Auto and equipment loans	218	93
Loans secured by deposits	15	69
Total Loans	108,108	85,256

Deferred loan fees and costs	(280)	(105)
Allowance for loan losses	(941)	(860)

Net Loans	$106,887	$84,291

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$7,308	$1,136	$153	$303	$8,900
One-to-four family residential non-owner occupied	41,586	800	1,103	--	43,489
Multi-family residential	5,948	75	--	--	6,023
Commercial real estate and lines of credit	26,673	397	673	--	27,743
Construction	16,038	-	--	--	16,038
Home equity	5,391	166	125	--	5,682
Consumer non-real estate	233	--	--	--	233
	$103,177	$2,574	$2,054	$303	$108,108

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$9,641	$500	$72	$59	$10,272
One-to-four family residential non-owner occupied	34,328	95	504	191	35,118
Multi-family residential	3,315	--	--	--	3,315
Commercial real estate and lines of credit	19,536	565	364	130	20,595
Construction	9,765	--	--	-	9,765
Home equity	5,295	428	268	38	6,029
Consumer non-real estate	156	--	6	--	162
	$82,036	$1,588	$1,214	$418	$85,256

The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,102	1,102	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	363	363	--	365	--
Construction	--	-	--	--	--
Home equity	125	125	--	124	9
Consumer non-real estate	--	-	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	311	311	21	313	26
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Consumer non-real estate	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,102	1,102	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	674	674	21	678	26
Construction	--	-	--	--	--
Home equity	125	125	--	124	9
Consumer non-real estate	--	--	--	--	--

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$131	$131	$--	$131	$9
One-to-four family residential non-owner occupied	393	393	--	396	17
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	130	130	--	131	8
Construction	--	--	--	--	--
Home equity	244	244	--	246	14
Consumer non-real estate	6	6	--	9	1

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	302	302	24	304	13
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	364	364	88	366	15
Construction	--	--	--	--	--
Home equity	62	62	28	64	4
Consumer non-real estate	--	--	-	--	--

Total:
One-to-four family residential owner occupied	$131	$131	$--	$131	$9
One-to-four family residential non-owner occupied	695	695	24	700	30
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	494	494	88	497	23
Construction	--	--	--	--	--
Home equity	306	306	28	310	18
Consumer non-real estate	6	6	--	9	1

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions. At December 31, 2013, the Company had thirteen loans totaling $1.1 million that were identified as troubled debt restructurings.  Nine of these loans totaling $733,000 were performing in accordance with their modified terms, one loan in the amount of $97,000 was 31 days delinquent, and three loans totaling $264,000 were on non-accrual.  If a TDR is placed on non-accrual it is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable.  The following tables present the Company’s TDR loans as of December 31, 2013 and December 31, 2012 (dollar amounts in thousands):

	December 31, 2013
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	2	$153	$--	$153	$--
One-to-four family residential non-owner occupied	7	733	151	582	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	113	113	--	--
Construction	-	-	--	--	--
Home equity	3	95	--	95	--
Consumer non-real estate	--	--	--	--	- -
Total	13	$1,094	$264	$830	$--

	December 31, 2012
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$--	$--
One-to-four family residential non-owner occupied	4	302	--	302	10
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	3	245	--	245	1
Consumer non-real estate	--	--	--	--	--
Total	8	$618	$71	$547	$11

The contractual aging of the TDRs in the tables above as of December 31, 2013 and 2012 is as follows (in thousands):

		December 31, 2013
	Current &
	Past Due		Greater
	Less than 30	Past Due	than 90	Non-
	Days	30-89 Days	Days	Accrual	Total
One-to-four family residential owner occupied	$153	$--	$--	$--	$153
One-to-four family residential non-owner occupied	485	97	--	151	733
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	--	--	--	113	113
Construction	--	--	--	--	--
Home equity	95	--	--	--	95
Consumer non-real estate	--	--	--	--	--
Total	$733	$97	$--	$264	$1,094

		December 31, 2012
	Current &
	Past Due		Greater
	Less than	Past Due	than 90	Non-
	30 Days	30-89 Days	Days	Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$71	$71
One-to-four family residential non-owner occupied	--	--	302	--	302
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	180	65	--	245
Consumer non-real estate	--	--	--	--	--
Total	$--	$180	$367	$71	$618

During the year ended December 31, 2013 there were six new TDRs identified totaling $648,000. During the quarter ended June 30, 2013, one loan in the amount of $179,000 that was previously identified as a TDR was removed from TDR status as the borrower is current and making regular payments since April 2012. During the year ended December 31, 2012 there were no new TDRs identified and one loan in the amount of $310,000 that previously identified as a TDR was removed from TDR status during the first quarter of 2012 as the borrower fulfilled the terms of the loan modification and has been making regular payments in accordance with the original loan terms.
Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan’s original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2013 there were no commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off.  As of December 31, 2013 and December 31, 2012, the Company did not have any troubled debt restructurings that had defaulted within one year of modification.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2013 and recorded investment in loans receivable as of December 31, 2013 (in thousands):

				December 31, 2013
		1-4 Family
	1-4 Family	Residential		Commercial
	Residential	Non-	Multi-	Real Estate			Consumer
	Owner	Owner	Family	and Lines of		Home	Non-Real
	Occupied	Occupied	Residential	Credit	Construction	Equity	Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Charge-offs	(15)	(75)	--	--	--	(69)	--	--	(159)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(3)	131	16	(20)	33	51	1	31	240
Ending balance	$59	$424	$36	$199	$96	$50	$2	$75	$941

Ending balance evaluated
for impairment:
Individually	$--	$-	$--	$21	$--	$-	$--	$--	$21

Collectively	$59	$424	$36	$178	$96	$50	$2	$75	$920

Loans receivable:
Ending balance	$8,900	$43,489	$6,023	$27,743	$16,038	$5,682	$233	$--	$108,108

Ending balance evaluated
for impairment:
Individually	$456	$1,102	$--	$674	$--	$125	$-	$--	$2,357

Collectively	$8,444	$42,387	$6,023	$27,069	$16,038	$5,557	$233	$--	$105,751

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable as of December 31, 2012 (in thousands):

	December 31, 2012
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi- Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$114	$351	$26	$148	$35	$83	$1	$47	$805
Charge-offs	--	(103)	--	--	--	(4)	--	--	(107)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(37)	120	(6)	71	28	(11)	--	(3)	162
Ending balance	$77	$368	$20	$219	$63	$68	$1	$44	$860

Ending balance evaluated for impairment:
Individually	$--	$24	$--	$88	$--	$28	$--	$--	$140
Collectively	$77	$344	$20	$131	$63	$40	$1	$44	$720

Loans receivable:
Ending balance	$10,272	$35,118	$3,315	$20,595	$9,765	$6,029	$162	$--	$85,256
Ending balance evaluated for impairment
Individually	$131	$695	$--	$494	$--	$306	$6	$--	$1,632
Collectively	$10,141	$34,423	$3,315	$20,101	$9,765	$5,723	$156	$--	$83,624

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
One-to-four family residential owner occupied	$303	$131
One-to-four family residential non-owner occupied	378	488
Multi-family residential	--	--
Commercial real estate and lines of credit	474	445
Construction	--	--
Home equity	30	256
Consumer non-real estate	--	--
	$1,185	$1,320

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $1.9 million and $2.1 million at December 31, 2013 and 2012, respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2013 and 2012, approximately $1,000 and $78,000 of interest income was recognized on non-accrual loans. Interest income foregone on non-accrual loans was approximately $53,000 and $22,000 for the years ended December 31, 2013 and 2012, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,916	$559	$2,475	$6,425	$8,900	$256
One-to-four family residential non-owner occupied	884	575	1,459	42,030	43,489	197
Multi-family residential	--	75	75	5,948	6,023	75
Commercial real estate and lines of credit	322	674	996	26,747	27,743	200
Construction	334	--	334	15,704	16,038	--
Home equity	168	30	198	5,484	5,682	--
Consumer non-real estate	--	--	--	233	233	--
	$3,624	$1,913	$5,537	$102,571	$108,108	$728

	December 31, 2012
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$348	$373	$721	$9,551	$10,272	$242
One-to-four family residential non-owner occupied	1,506	790	2,296	32,822	35,118	302
Multi-family residential	79	--	79	3,236	3,315	--
Commercial real estate and lines of credit	756	657	1,413	19,182	20,595	212
Construction	382	--	382	9,383	9,765	--
Home equity	238	321	559	5,470	6,029	65
Consumer non-real estate	6	--	6	156	162	--
	$3,315	$2,141	$5,456	$79,800	$85,256	$821